UNIT-BASED COMPENSATION - Cash-settled BPY Awards (Details) - Cash-Settled Share-Based Payment Arrangement	6 Months Ended				12 Months Ended
	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares $ / shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares ft²	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares ft²
Number of options
Outstanding, beginning of period (in shares)	7,331,416			7,331,416	7,144,871
Granted (in shares) | shares	0				0
Exercised (in shares) | shares	0				(3,770)
Expired/forfeited (in shares) | shares	0				(246,836)
Reclassified (in shares) | shares	0				437,151
Outstanding, end of period (in shares)	7,331,416			7,331,416	7,331,416			7,331,416
Exercisable, end of period (in shares) | shares	6,144,541	6,144,541	6,144,541	6,144,541	5,627,610	5,627,610	5,627,610	5,627,610
Weighted average exercise price
Outstanding, beginning of period (in usd per share) | $			$ 20.38				$ 20.30
Granted (in usd per share) | $			0.00				0.00
Exercised (in usd per share) | $			0.00				19.51
Forfeited (in usd per share) | $ / shares		$ 0.00				$ 21.87
Reclassified (in usd per share) | $ / shares		$ 0.00				$ 22.48
Outstanding, end of period (in usd per share) | $			20.38				20.38
Exercisable, end of period (in usd per share) | $	$ 20.29	$ 20.29	$ 20.29	$ 20.29	$ 20.17	$ 20.17	$ 20.17	$ 20.17